Borrowings - 2022 Notes - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt maturity date		Jul. 15, 2020
Interest expense		$ 22,449,000	$ 18,769,000	$ 18,230,000
Change of Control Event [Member]
Debt Instrument [Line Items]
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest	101.00%
Asset Sale Event [Member]
Debt Instrument [Line Items]
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest	100.00%
2022 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 175,000,000
Interest rate (as a percent)	11.50%
Net proceeds from the debt issuance	$ 168,500,000
Debt issuance costs	900,000
Semi-annual installments of principal	$ 21,875,000
Debt maturity date	Dec. 15, 2022
Effective interest rate		12.32%
Interest expense		$ 20,900,000	$ 500,000
2022 Notes [Member] | Conversion Terms, Fundamental Changes [Member]
Debt Instrument [Line Items]
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest		100.00%